CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Cash Flows from Operating Activities:
Net loss	$ (293,408)	$ (381,890)	$ (1,034,765)	$ (1,178,793)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	7,621	5,541	25,856	21,271
Gain on sale of assets	(315)	(1,566)	(32,707)	(27,075)
Stock-based compensation expense	60,901	100,323	241,388	125,675
Non-cash consulting expense	8,550	4,500	63,000	66,750
Non-cash gain on settlement of liabilities by issuing common stock			(22,050)	(35,172)
Changes in operating assets and liabilities
Accounts receivable, net	184,327	128,914	(162,338)	(56,993)
Inventories	140,979	54,529	(60,195)	(84,378)
Prepaid expenses	6,297	7,194	(22,947)	26,740
Accounts payable	60,085	(40,809)	261,461	210,958
Customer advances	11,025	3,500	(118,800)	92,600
Accrued expenses	(28,274)	(5,320)	(14,201)	64,624
Net cash provided from (used in) operating activities	157,788	(125,084)	(876,298)	(773,793)
Cash Flows from Investing Activities:
Additional patent costs	(340)	(1,443)	(4,230)	(10,972)
Purchases of property and equipment	(3,500)	(4,372)	(4,372)	(62,418)
Proceeds from sale of assets	315	1,566	32,707	27,075
Net cash used in investing activities	(3,525)	(4,249)	24,105	(46,315)
Cash Flows from Financing Activities:
Payment of capital lease obligation	(1,916)	0	(4,160)	0
Proceeds from private placement of common stock			700,000	980,291
Private placement expenses incurred and paid			(34,639)	(121,512)
Net cash provided by financing activities	(1,916)	0	661,201	858,779
Net increase (decrease) in cash and cash equivalents	152,347	(129,333)	(190,992)	38,671
Cash and cash equivalents, beginning of period	50,059	241,051	241,051	202,380
Cash and cash equivalents, end of period	202,406	111,718	50,059	241,051
Supplemental Disclosure of Cash Flow Information:
Cash paid for income taxes	$ 0	$ 912	912	912
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Issuance of common stock for services rendered to the company			48,300	126,643
Private placement expenses incurred but not yet paid			37,781	6,000
Capital expenditures funded by capital lease borrowings			$ 43,972	$ 0